Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive income [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2010	$ 4,589	$ 13	$ 8,670	$ (385)	$ (3,869)	$ 37	$ 123
Opening balance (shares) at Dec. 31, 2010		381,889,139
Net income/(loss)	243				237		6
Other Comprehensive Income	(54)			(53)			(1)
Stock Issues As Part Of Share Incentive Scheme (Shares)		199,875
Stock Issues As Part Of Share Incentive Scheme (Value)	8	0	8
Stock Issues In Exchange For E Ordinary Shares Cancelled (Shares)		0
Stock Issues In Exchange For E Ordinary Shares Cancelled (Value)	1	0	1
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		8,085
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	5		5
Dividends	(43)				(43)
Closing balance at Mar. 31, 2011	4,750	13	8,685	(438)	(3,675)	37	128
Closing balance (shares) at Mar. 31, 2011		382,097,099
Opening balance at Dec. 31, 2011	5,522	13	8,740	(832)	(2,575)	36	140
Opening balance (shares) at Dec. 31, 2011		382,965,437
Net income/(loss)	397				384		13
Other Comprehensive Income	104			102			2
Stock Issues As Part Of Share Incentive Scheme (Shares)		154,406
Stock Issues As Part Of Share Incentive Scheme (Value)	6	0	6
Stock Issues In Exchange For E Ordinary Shares Cancelled (Shares)		2,269
Stock Issues In Exchange For E Ordinary Shares Cancelled (Value)	0	0	0
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		3,564
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	0	0	0
Stock based compensation expense	9		9
Dividends	(101)				(101)
Closing balance at Mar. 31, 2012	$ 5,937	$ 13	$ 8,755	$ (730)	$ (2,292)	$ 36	$ 155
Closing balance (shares) at Mar. 31, 2012		383,125,676